SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Insurance	$ 68,518	$ 370,609
Prepaid other	124,333	112,439
Deposits	1,131,678	241,465
Prepaid expenses and deposits	$ 1,324,529	$ 724,513